Others, net	12 Months Ended
Dec. 31, 2013
Others, net
Others, net

17.   Others, net

        The following table summarizes the Group's other income or expenses:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Government financial incentives	41,019,039	39,993,581	37,707,497
Exchange (loss) / gain	(7,994,077)	3,334,352	6,677,643
Expired game prepaid cards	10,647,183	4,428,309	1,555,307
PRC IIT refund	3,542,642	6,373,716	1,873,323
Rental income	2,419,411	5,230,480	13,744,791
Platform services commissions	—	—	21,467,065
Others	(4,134,774)	915,622	654,708

Total	45,499,424	60,276,060	83,680,334

        Government financial incentives are financial benefit granted to certain enterprises by the municipal government to encourage business development in local area. These government financial incentives are calculated with reference to either the group companies' taxable income or revenue, as the case may be. In order to be eligible for certain government financial incentives, the Group must meet a number of criteria, both financial and non-financial. In addition, the Group's qualification is further subject to the discretion of the municipal government to immediately eliminate or reduce these financial incentives. As there is no further obligation for the Group to perform to encourage companies' business development, government financial incentives are recognized as other income when received.

        Platform services commissions are the commissions generated from the technical support provided to the Group's cooperated platform.